Commitments and Contingencies (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Contingent lease termination fee	$ 590,504	$ 590,504
Lease amendment date		Aug. 01, 2010
Lease expiration date		Jul. 31, 2015
Refundable security deposit		$ 11,017
Rent expense		115,118	$ 138,783
Severance and benefits costs to be paid		6,000
Lease contingency threshold	If the Company receives $15 million or more in additional financing in the aggregate
Lease term	6 years
Minimum [Member]
Operating Leased Assets [Line Items]
Monthly base rent	$ 35,631
Porter Drive [Member]
Operating Leased Assets [Line Items]
Contingent lease termination fee		590,504
Additional financing amount		$ 15